INCOME TAXES	12 Months Ended
Mar. 31, 2015
INCOME TAXES [Text Block]
7.	INCOME TAXES

The components of net loss for the years ended March 31, 2015 and 2014 and for the period from January 22, 2013 (date of incorporation) to March 31, 2013 are as follows:

	2015	2014	2013
	$	$	$

U.S	9,301,988	1,067,284	8,517,850
Non-U.S.	536,329	-	-

	9,838,317	1,067,284	8.517,750

A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision for the years ended March 31, 2015 and 2014 is as follows:

	2015	2014	2013
	$	$	$
Statutory tax rate	34.00%	25.00%	25.00%
Loss before income taxes	(9,838,317)	(1,067,284)	(8,517,850)
Expected income tax recovery	(3,345,000)	(270,000)	(2,151,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	251,000	-
Share based payments	796,000	275,000	2,890,000
Other permanent difference	12,000	-	-
Share issue costs	(140,000)	-
Effect of change in statutory rate	(41,000)	(93,000)	(745,000)
Effect of foreign exchange	89,000	-
Foreign income taxed at foreign rate	14,000	-
Increase in valuation allowance	2,364,000	88,000	6,000
Income tax expense	-	-	-

The significant components of the Company’s deferred income tax assets and liabilities after applying enacted corporate tax rates at March 31, 2015 and 2014 are as follows:

	2015	2014	2013
	$	$	$

Deferred income tax assets (liabilities)
Operating losses carried forward	2,074,000	94,000	6,000
Intangible costs	285,000
Share issuance costs	99,000	-
Valuation allowance	(2,458,000)	(94,000)	(6,000)

Net deferred income tax asset	-	-	-

At March 31, 2015, the Company has accumulated non-capital losses totalling $1,463,000 in Canada and net operating losses of $5,853,000 in the USA, which are available to carry forward and offset future years’ taxable income. The losses expire in various amounts from 2016 to 2034.

Uncertain Tax Positions

The Company has adopted certain provisions of ASC 740, "Income Taxes", which prescribes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in income tax returns. The provisions also provide guidance on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, and accounting for interest and penalties associated with tax positions.

The Company files income tax returns in the U.S. federal jurisdiction, and in various state and foreign jurisdictions. The Company’s tax returns are subject to tax examinations by U.S. federal and state tax authorities, or examinations by foreign tax authorities until the expiration of the respective statutes of limitation. The Company currently has no tax years under examination. The Company is subject to tax examinations by tax authorities for all taxation years commencing after 2014.

At March 31, 2015, the Company does not have an accrual relating to uncertain tax positions. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date.